Acquired Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired Intangible Assets and Goodwill
Acquired Intangible Assets and Goodwill
The intangible assets result from the excess of purchase price over the applicable book value of the net assets acquired related to outside ownership of 50% owned subsidiaries in 2005.

	In Thousands
	2015	2014
Goodwill:
Balance at January 1,	$4,805	4,805
Goodwill acquired during year	—	—
Impairment loss	—	—
Balance at December 31,	$4,805	4,805